Lease Liabilities	12 Months Ended
Dec. 31, 2025
Lease Liabilities [Abstract]
LEASE LIABILITIES
13.	LEASE LIABILITIES

As at	December 31, 2025	December 31, 2024
	$	$
Opening balance	155,527	119,697
New leases during the period	1,930,872	124,778
Change in liability (interest rate and inflation)	47,297	–
Lease payments	(730,072)	(114,790)
Interest accretion expense	265,707	50,126
Foreign exchange	188,996	(24,284)
Balance, end of period	1,858,326	155,527
Current portion	(722,050)	(82,795)
Long-term portion	1,136,276	72,732

The lease liabilities were measured on inception of the lease at the present value of the lease payments over the lease term, discounted using a weighted average discount rate of 22.70%, based on the Company’s incremental borrowing rate.

Interest accretion expense or amortization of the discount on the lease liability is charged to the consolidated statement of operations and comprehensive loss using the effective interest method.

For year ended December 31, 2025, the Company made lease payments of $550,183 (year ended December 31, 2024 – $275,451) for contracts with terms of 12 months or less and which were recognized as lease expense within exploration and evaluation expenses.

The increase in lease liabilities and corresponding right-of-use assets during the year ended December 31, 2025, is primarily attributable to the recognition of three new lease agreements, including a lease for a fleet of vehicles, a lease for the new administrative office in Medellín and a lease for a new corporate office in Miami.